Cash and cash equivalents (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Currency		CLP
Amount	$ 49,038,418	$ 12,115,866	$ 109,332,901
Monthly interest rate (%)			0.30%
Banco Consorcio Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-21-2023	12-27-2022	12-28-2021
Due date	01-04-2024	01-03-2023	01-06-2022
Currency	CLP	CLP	CLP
Amount	$ 501,150	$ 143,338	$ 133,547
Monthly interest rate (%)	0.69%	0.95%	0.30%
Banco Consorcio Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-29-2023		12-28-2021
Due date	01-04-2024		01-06-2022
Currency	CLP		CLP
Amount	$ 499,358		$ 2,500,800
Monthly interest rate (%)	0.70%		0.30%
Banco Consorcio Chile Two [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-29-2023
Due date	01-04-2024
Currency	CLP
Amount	$ 68,791
Monthly interest rate (%)	0.70%
Banco De Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-21-2023		12-30-2021
Due date	01-04-2024		01-06-2022
Currency	CLP		CLP
Amount	$ 44,421		$ 298,203
Monthly interest rate (%)	0.69%		0.30%
Banco De Credito E Inversiones Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-29-2023	12-22-2022	12-27-2021
Due date	01-04-2024	01-12-2023	01-04-2022
Currency	CLP	CLP	CLP
Amount	$ 229,595	$ 501,425	$ 900,384
Monthly interest rate (%)	0.70%	0.95%	0.30%
Banco De Credito E Inversiones Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile S.A.	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-29-2023	12-30-2022	12-28-2021
Due date	01-04-2024	01-03-2023	01-06-2022
Currency	CLP	CLP	CLP
Amount	$ 270,638	$ 797,417	$ 3,086,710
Monthly interest rate (%)	0.70%	0.96%	0.30%
Banco De Credito E Inversiones Chile Two [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-21-2023		12-28-2021
Due date	01-04-2024		01-06-2022
Currency	CLP		CLP
Amount	$ 1,831,429		$ 319,990
Monthly interest rate (%)	0.69%		0.30%
Banco De Credito E Inversiones Chile Three [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile		Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-21-2023		12-30-2021
Due date	01-04-2024		01-06-2022
Currency	CLP		CLP
Amount	$ 659,321		$ 2,387,785
Monthly interest rate (%)	0.69%		0.30%
Banco De Credito E Inversiones Chile Four [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile		Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-29-2023		12-28-2021
Due date	01-04-2024		01-06-2022
Currency	CLP		CLP
Amount	$ 96,860		$ 2,778,877
Monthly interest rate (%)	0.70%		0.30%
Banco Itau Corpbanca Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-21-2023	12-22-2022	12-27-2021
Due date	01-04-2024	01-12-2023	01-04-2022
Currency	CLP	CLP	CLP
Amount	$ 501,150	$ 1,486,457	$ 1,200,512
Monthly interest rate (%)	0.69%	0.95%	0.30%
Banco Santander Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-21-2023	12-29-2022
Due date	01-04-2024	01-03-2023
Currency	CLP	CLP
Amount	$ 1,223,454	$ 1,304
Monthly interest rate (%)	0.69%	0.95%
Banco Santander Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-29-2023	12-29-2022
Due date	01-04-2024	01-05-2023
Currency	CLP	CLP
Amount	$ 156,239	$ 652
Monthly interest rate (%)	0.70%	0.95%
Banco Santander Chile Two [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-29-2023
Due date	01-04-2024
Currency	CLP
Amount	$ 88,694
Monthly interest rate (%)	0.70%
Banco Santander Chile Three [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-29-2023
Due date	01-04-2024
Currency	CLP
Amount	$ 76,362
Monthly interest rate (%)	0.70%
Banco Santander Chile Four [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-29-2023
Due date	01-04-2024
Currency	CLP
Amount	$ 214,256
Monthly interest rate (%)	0.70%
Banco Security Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-21-2023	12-27-2022	12-30-2021
Due date	01-04-2024	01-03-2023	01-04-2022
Currency	CLP	CLP	CLP
Amount	$ 501,150	$ 426,919	$ 1,000,110
Monthly interest rate (%)	0.69%	0.95%	0.30%
Scotiabank Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-28-2023		12-27-2021
Due date	01-04-2024		01-04-2022
Currency	CLP		CLP
Amount	$ 800,552		$ 3,011,885
Monthly interest rate (%)	0.69%		0.30%
Scotiabank Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-28-2023		12-30-2021
Due date	01-04-2024		01-06-2022
Currency	CLP		CLP
Amount	$ 1,501,035		$ 7,000,770
Monthly interest rate (%)	0.69%		0.30%
Scotiabank Chile Two [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-21-2023		12-27-2021
Due date	01-04-2024		01-04-2022
Currency	CLP		CLP
Amount	$ 1,503,450		$ 400,171
Monthly interest rate (%)	0.69%		0.30%
Banco De Chile Seven [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BCI Corredores de Bolsa Chile S.A.
Date of placement	12-28-2023
Due date	01-02-2024
Currency	CLP
Amount	$ 1,000,690
Monthly interest rate (%)	0.69%
Banco De Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BCI Corredores de Bolsa Chile S.A.		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-29-2023		12-30-2021
Due date	01-11-2024		01-06-2022
Currency	CLP		CLP
Amount	$ 1,979,530		$ 3,207,336
Monthly interest rate (%)	0.70%		0.30%
Banco Itau Corpbanca Chile Two [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BCI Corredores de Bolsa Chile S.A.	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-29-2023	12-22-2022	12-30-2021
Due date	01-11-2024	01-12-2023	01-11-2022
Currency	CLP	CLP	CLP
Amount	$ 983,920	$ 519,243	$ 500,055
Monthly interest rate (%)	0.70%	0.95%	0.30%
Banco Santander Chile Five [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BCI Corredores de Bolsa Chile S.A.
Date of placement	12-29-2023
Due date	01-11-2024
Currency	CLP
Amount	$ 372,324
Monthly interest rate (%)	0.70%
Banco Security Chile Two [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BCI Corredores de Bolsa Chile S.A.	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-29-2023	12-27-2022	12-28-2021
Due date	01-11-2024	01-03-2023	01-06-2022
Currency	CLP	CLP	CLP
Amount	$ 979,874	$ 168,394	$ 1,500,480
Monthly interest rate (%)	0.70%	0.95%	0.30%
Scotiabank Chile Three [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BCI Corredores de Bolsa Chile S.A.		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-29-2023		12-27-2021
Due date	01-11-2024		01-04-2022
Currency	CLP		CLP
Amount	$ 2,295,554		$ 300,128
Monthly interest rate (%)	0.70%		0.30%
Scotiabank Chile Four [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BCI Corredores de Bolsa Chile S.A.		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-29-2023		12-28-2021
Due date	01-11-2024		01-06-2022
Currency	CLP		CLP
Amount	$ 2,292,952		$ 10,003,200
Monthly interest rate (%)	0.70%		0.30%
Banco Bice Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-28-2023	12-22-2022	12-27-2021
Due date	01-04-2024	01-12-2023	01-04-2022
Currency	CLP	CLP	CLP
Amount	$ 1,100,759	$ 802,280	$ 500,213
Monthly interest rate (%)	0.69%	0.95%	0.30%
Banco Consorcio Chile Three [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.		Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-29-2023		12-30-2021
Due date	01-11-2024		01-06-2022
Currency	CLP		CLP
Amount	$ 2,301,073		$ 4,667,502
Monthly interest rate (%)	0.70%		0.30%
Banco Consorcio Chile Four [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.		Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-29-2023		12-29-2021
Due date	01-11-2024		01-06-2022
Currency	CLP		CLP
Amount	$ 700,327		$ 1,500,320
Monthly interest rate (%)	0.70%		0.30%
Banco De Chile Two [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-28-2023		12-30-2021
Due date	01-02-2024		01-06-2022
Currency	CLP		CLP
Amount	$ 2,601,795		$ 2,995,176
Monthly interest rate (%)	0.69%		0.30%
Banco De Chile Three [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-28-2023		12-24-2021
Due date	01-04-2024		01-04-2022
Currency	CLP		CLP
Amount	$ 400,276		$ 3,502,532
Monthly interest rate (%)	0.69%		0.30%
Banco De Chile Four [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-26-2023
Due date	01-04-2024
Currency	CLP
Amount	$ 1,501,725
Monthly interest rate (%)	0.69%
Banco De Chile Five [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-29-2023
Due date	01-11-2024
Currency	CLP
Amount	$ 1,306,588
Monthly interest rate (%)	0.70%
Banco De Chile Six [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-29-2023
Due date	01-11-2024
Currency	CLP
Amount	$ 1,694,812
Monthly interest rate (%)	0.70%
Banco De Crrdito E Inversiones Chile Five [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-29-2023
Due date	01-11-2024
Currency	CLP
Amount	$ 1,965,032
Monthly interest rate (%)	0.70%
Banco De Crrdito E Inversiones Chile Six [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-29-2023
Due date	01-11-2024
Currency	CLP
Amount	$ 2,737,161
Monthly interest rate (%)	0.70%
Banco Itau Corpbanca Chile Three [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.	Scotia Corredora de Bolsa Chile S.A.	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-29-2023	12-22-2022	12-28-2021
Due date	01-11-2024	01-12-2023	01-06-2022
Currency	CLP	CLP	CLP
Amount	$ 3,001,400	$ 350,987	$ 1,500,480
Monthly interest rate (%)	0.70%	0.94%	0.30%
Banco Santander Chile Six [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-27-2023
Due date	01-04-2024
Currency	CLP
Amount	$ 965,912
Monthly interest rate (%)	0.69%
Banco Santander Chile Seven [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-27-2023
Due date	01-04-2024
Currency	CLP
Amount	$ 135,100
Monthly interest rate (%)	0.69%
Banco Santander Chile Eighth [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-29-2023
Due date	01-11-2024
Currency	CLP
Amount	$ 2,755,387
Monthly interest rate (%)	0.70%
Banco Santander Chile Nine [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-29-2023
Due date	01-11-2024
Currency	CLP
Amount	$ 2,847,226
Monthly interest rate (%)	0.70%
Banco Security Chile Three [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-29-2023		12-30-2021
Due date	01-11-2024		01-11-2022
Currency	CLP		CLP
Amount	$ 350,163		$ 1,000,110
Monthly interest rate (%)	0.70%		0.30%
Scotiabank Chile Five [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.		Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-29-2023		12-30-2021
Due date	01-11-2024		01-06-2022
Currency	CLP		CLP
Amount	$ 350,163		$ 4,996,985
Monthly interest rate (%)	0.70%		0.30%
Scotiabank Chile Six [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.		Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-29-2023		12-30-2021
Due date	01-02-2024		01-06-2022
Currency	CLP		CLP
Amount	$ 650,303		$ 2,992,312
Monthly interest rate (%)	0.70%		0.30%
Scotiabank Chile Seven [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile S.A.		Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-29-2023		12-28-2021
Due date	01-09-2024		01-06-2022
Currency	CLP		CLP
Amount	$ 1,000,467		$ 2,000,640
Monthly interest rate (%)	0.70%		0.30%
Banco Itau Corpbanca Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity		Banchile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-30-2022	12-30-2021
Due date		01-03-2023	01-06-2022
Currency		CLP	CLP
Amount		$ 1,000,300	$ 2,500,275
Monthly interest rate (%)		0.90%	0.30%
Banco Central De Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-29-2022	12-27-2021
Due date		01-03-2023	01-04-2022
Currency		CLP	CLP
Amount		$ 699,139	$ 6,992,381
Monthly interest rate (%)		0.95%	0.30%
Banco Central De Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-29-2022	12-28-2021
Due date		01-05-2023	01-06-2022
Currency		CLP	CLP
Amount		$ 349,569	$ 7,397,112
Monthly interest rate (%)		0.95%	0.30%
Banco Central De Chile Two [Member]
IfrsStatementLineItems [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-27-2022	12-24-2021
Due date		01-03-2023	01-04-2022
Currency		CLP	CLP
Amount		$ 1,859,195	$ 999,477
Monthly interest rate (%)		0.95%	0.30%
Banco Security Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity		BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement		12-27-2022	12-27-2021
Due date		01-03-2023	01-04-2022
Currency		CLP	CLP
Amount		$ 5,447	$ 500,213
Monthly interest rate (%)		0.95%	0.30%
Banco Estado De Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-30-2022
Due date		01-03-2023
Currency		CLP
Amount		$ 503,000
Monthly interest rate (%)		0.96%
Banco Estado De Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-30-2022
Due date		01-05-2023
Currency		CLP
Amount		$ 2,500,800
Monthly interest rate (%)		0.96%
Banco Del Estado De Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-28-2021
Due date			01-06-2022
Currency			CLP
Amount			$ 66,161
Monthly interest rate (%)			0.30%
Banco Itau Corpbanca Chile Four [Member]
IfrsStatementLineItems [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-28-2021
Due date			01-06-2022
Currency			CLP
Amount			$ 2,000,640
Monthly interest rate (%)			0.30%
Banco Itau Corpbanca Chile Five [Member]
IfrsStatementLineItems [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-30-2021
Due date			01-06-2022
Currency			CLP
Amount			$ 2,500,275
Monthly interest rate (%)			0.30%
Banco Security Chile Four [Member]
IfrsStatementLineItems [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-28-2021
Due date			01-06-2022
Currency			CLP
Amount			$ 1,500,480
Monthly interest rate (%)			0.30%
Banco Security Chile Five [Member]
IfrsStatementLineItems [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-30-2021
Due date			01-04-2022
Currency			CLP
Amount			$ 1,000,110
Monthly interest rate (%)			0.30%
Banco Bice Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity			Scotia Corredora de Bolsa Chile S.A.
Date of placement			12-30-2021
Due date			01-06-2022
Currency			CLP
Amount			$ 1,980,643
Monthly interest rate (%)			0.30%
Banco De Credito E Inversiones Chile Five [Member]
IfrsStatementLineItems [Line Items]
Financial entity			Scotia Corredora de Bolsa Chile S.A.
Date of placement			12-24-2021
Due date			01-04-2022
Currency			CLP
Amount			$ 1,272,246
Monthly interest rate (%)			0.30%
Banco De Credito E Inversiones Chile Six [Member]
IfrsStatementLineItems [Line Items]
Financial entity			Scotia Corredora de Bolsa Chile S.A.
Date of placement			12-24-2021
Due date			01-04-2022
Currency			CLP
Amount			$ 446,271
Monthly interest rate (%)			0.30%
Banco De Credito E Inversiones Chile Seven [Member]
IfrsStatementLineItems [Line Items]
Financial entity			Scotia Corredora de Bolsa Chile S.A.
Date of placement			12-24-2021
Due date			01-04-2022
Currency			CLP
Amount			$ 1,284,900
Monthly interest rate (%)			0.30%
Banco Itau Corpbanca Chile Six [Member]
IfrsStatementLineItems [Line Items]
Financial entity			Scotia Corredora de Bolsa Chile S.A.
Date of placement			12-28-2021
Due date			01-06-2022
Currency			CLP
Amount			$ 4,723,523
Monthly interest rate (%)			0.30%
Banco Security Chile Six [Member]
IfrsStatementLineItems [Line Items]
Financial entity			Scotia Corredora de Bolsa Chile S.A.
Date of placement			12-30-2021
Due date			01-06-2022
Currency			CLP
Amount			$ 2,977,040
Monthly interest rate (%)			0.30%
Banco Security Chile Seven [Member]
IfrsStatementLineItems [Line Items]
Financial entity			Scotia Corredora de Bolsa Chile S.A.
Date of placement			12-23-2021
Due date			01-04-2022
Currency			CLP
Amount			$ 2,502,133
Monthly interest rate (%)			0.30%
Banco Security Chile Eight [Member]
IfrsStatementLineItems [Line Items]
Financial entity			Scotia Corredora de Bolsa Chile S.A.
Date of placement			12-24-2021
Due date			01-04-2022
Currency			CLP
Amount			$ 2,501,808
Monthly interest rate (%)			0.30%